Trade receivables and contract assets (Details 4 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade receivables by maturity date
Trade receivables	R$ 471,951	R$ 501,671